Other Income (Expense), Net (Tables)	12 Months Ended
Dec. 31, 2017
Other Income And Expenses [Abstract]
Schedule of Other Income (Expense), Net

Other income (expense), net consists of the following:

	For the Year Ended December 31,
	2015	2016	2017
	US$’000	US$’000	US$’000
Government grants	597	560	—
Fair value changes of financial instrument	199	33	—
Interest income	144	29	31
Interest expenses	(1,201)	—	—
Foreign exchange loss	(392)	(246)	52
Loss of convertible promissory notes	(2,232)	(271)	(25)
Depository bank incentive	—	—	368
Others	429	(114)	82
	(2,456)	(9)	508